RECENTLY ISSUED ACCOUNTING STANDARDS	12 Months Ended
Dec. 31, 2020
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
RECENTLY ISSUED ACCOUNTING STANDARDS	RECENTLY ISSUED ACCOUNTING STANDARDS
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. ASC 848 provided temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to reduce the financial reporting burden in light of the market transition from London Interbank Offered Rates (“LIBOR”) and other reference interest rates to alternative reference rates. Under ASC 848, companies can elect not to apply certain modification accounting requirements to contracts affected by reference rate reform if certain criteria are met. An entity that makes this election would not be required to remeasure the contracts at the modification date or reassess a previous accounting determination. The amendments of ASC 848 apply only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. In January 2021, the FASB issued ASU 2021-01, which clarified the scope of Topic 848 in relation to derivative instruments and contract modifications. The amendments in these updates are elective and are subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in these updates are effective for all entities since March 12, 2020 through to December 31, 2022. The Company has determined that the reference rate reform will impact its floating rate debt facilities and interest rate swaps contracts. The Company expects to take advantage of the expedients and exceptions for applying GAAP provided by the updates when LIBOR is discontinued and replaced with alternative reference rates.

In August 2020, the FASB issued ASU No. 2020-06, "Accounting for Convertible Instruments and Contracts in an Entity's Own Equity" ("ASU 2020-06"). This new standard changes the accounting and measurement of convertible instruments. It eliminates the treasury stock method for convertible instruments and requires application of the “if-converted” method for certain agreements. This standard is effective for the Company beginning January 1, 2022. The Company is currently evaluating the impact of ASU 2020-06 on its interest expense and earnings (loss) per share calculation under the "if-converted" method related to its convertible debt.